32. Commitments	12 Months Ended
Dec. 31, 2020
Commitments
Commitments
32.	Commitments

On December 31, 2020, the Company had 95 firm orders (129 on December 31, 2019) for aircraft acquisitions with Boeing. These aircraft acquisition commitments include estimates for contractual price increases during the construction phase. The approximate amount of firm orders in the current fiscal year considers an estimate of contractual discounts, and corresponds to around R$23,269,198 (R$29,600,947 on December 31, 2019) corresponding to US$4,447,687 on December 31, 2020 (US$7,343,873 on December 31, 2019) and are segregated as follows:

	2020	2019
2021	-	3,201,198
2022	-	3,690,205
2023	3,353,702	4,103,490
2024 onwards	19,915,496	18,606,054
Total	23,269,198	29,600,947

Of the total commitments presented above, the Company should disburse the amount of R$8,315,768 (corresponding to US$1,600,202 on December 31, 2020) as advances for aircraft acquisition, according to the financial flow below:

	2020	2019
2020	-	1,169,967
2021	184,951	1,152,456
2022	1,287,077	1,300,668
2023	2,657,000	1,366,345
2024 onwards	4,186,740	4,255,621
Total	8,315,768	9,245,057

The Company leases its entire aircraft fleet through a combination of leases without a purchase option. On December 31, 2020, the total fleet consisted of 127 aircraft, among which all were commercial leases with no purchase option.